Deposits - Maturities of Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits, $250,000 or more	$ 265,243
3 months or less	210,386
Contractual Maturities, Time Deposits, $250,000 or More, Three months or less	18,927
Over 3 months through 6 months	93,168
Contractual Maturities, Time Deposits, $250,000 or More, Over Three months to Six months	11,954
Over 6 months through 12 months	132,344
Contractual Maturities, Time Deposits, $250,000 or More, Over Six months to Twelve months	10,470
Over 12 months	323,295
Contractual Maturities, Time Deposits, $250,000 or More, Over Twelve months	223,892
Total	$ 759,193